UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2013

Steven I. Koszalka

American Funds College Target Date Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Turn college into an
achievable goal.

Special feature page 6

American Funds College Target Date Series® Annual report for the year ended October 31, 2013

American Funds College Target Date Series seeks to help investors saving for higher education. Each fund in the series is an age-appropriate portfolio of actively managed stock and bond funds, the mix of which becomes increasingly focused on preservation as the enrollment date approaches.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2013 (the most recent calendar quarter-end). Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2014 (unaudited).

		Lifetime	Gross	Net
Class 529-A shares	1 year	(since 9/14/12)	expense ratio	expense ratio

Reflecting 4.25% maximum initial sales charge:
American Funds College 2030 Fund®	13.39%	10.82%	0.90%	0.80%
American Funds College 2027 Fund®	10.39	8.42	0.92	0.82
American Funds College 2024 Fund®	7.02	5.74	0.91	0.81
American Funds College 2021 Fund®	4.04	3.30	0.92	0.81
American Funds College 2018 Fund®	0.77	0.55	0.86	0.76
American Funds College 2015 Fund®	–4.15	–3.80	0.86	0.76

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment FundSM	–3.67	–3.34	0.93	0.82

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the series prospectus dated January 1, 2014 (unaudited).

The college target date funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10% and reimbursing certain expenses in all share classes of American Funds College 2021 Fund and American Funds College Enrollment Fund. In addition, the investment adviser has in the past reimbursed certain expenses for all funds. Investment results and net expense ratios shown reflect the waiver and/or reimbursements, without which the results would have been lower and the expenses would have been higher. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds. The waiver and reimbursements will remain in effect at least through December 31, 2014. After that time, the investment adviser may elect at its discretion to extend, modify or terminate the reimbursements. The waiver may only be modified or terminated with the approval of the fund board.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisers should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Special feature

6	Building college assets can mean building a college-bound identity for your student.

Contents

1	Letter to investors
3	Investment strategies
4	The value of a $10,000 investment
11	Investment portfolio
18	Financial statements
42	Board of trustees and other officers

Fellow investors:

Continuing monetary stimulus, modest economic growth and increasing investor confidence in several key economies, particularly the U.S., led many equity markets higher, leading to strong returns for most of the funds in the American Funds College Target Date Series during the fiscal year ended October 31, 2013.

Four of the seven College Target Date Funds outpaced their relevant benchmarks: College 2015, 2024, 2027 and 2030 funds. The three longer dated funds demonstrate that in order to benefit from positive years in the stock market, an investor is best advised to have the equity exposure these funds provide.

The fiscal year was more varied for fixed-income holdings, and the funds that trailed their benchmarks, College 2021, College 2018 and American Funds College Enrollment Fund, had lower returns due to their bond exposure — mitigated by their shorter duration holdings. It’s important to note that the nearer dated funds hold assets for investors whose beneficiaries are at or near enrollment, and these funds have achieved their primary objective: preservation of capital.

Stocks

A rebound in the global economy and hopes for continued accommodative monetary policy in the U.S. helped stocks rise, as most of the major U.S. stock indexes moved further into record territory. Promising signs such as lower unemployment rates and improving economic activity indicated that the U.S. economy has improved gradually. Pent-up demand for housing and automobiles helped those industries, and overall economic growth increased, albeit modestly.

The Federal Reserve’s commitment to quantitative easing by purchasing long-term securities and keeping interest rates at historically low rates also helped lead U.S. equities higher. There are still indicators of weakness in the economy, which discouraged the Fed from tapering its asset purchases until more evidence proves the labor market is on firmer ground.

The recession in the European Union also appeared to be waning, and emerging markets economies, which have struggled for much of 2013, seemed to be gaining traction as well. While there is exposure to emerging markets in the funds, this is kept to a modest level; thus, the series was less affected by the weak emerging markets landscape for most of the funds’ fiscal year. The funds’ emerging markets exposure decreases over time, as the beneficiary gets closer to enrollment.

Bonds

The bond market was mixed for the fiscal year, with moderate strength in high-yield corporate bonds as companies rushed to take advantage of low borrowing costs and issued attractively priced bonds, but with general weakness in Treasuries and inflation-linked bonds.

The Federal Reserve maintained its target federal funds rate near 0.0%. After disquieting investors in June by indicating that it might soon taper its asset purchases, leading to a sharp bond market selloff, the Federal Open Market Committee signaled its preference

American Funds College Target Date Series	1

for a more gradual rise in long-term interest rates.

Looking ahead

As we look ahead, we expect an improving U.S. economy and labor market. Market dislocations, such as geopolitical instability or fiscal policy uncertainty, may create some volatility in equity markets; however, we are not seeing the kind of economic imbalances, such as excessive credit growth, leverage and overinvestment, that could cause another U.S. recession.

A short-term stock market correction would not be surprising at this stage in the market cycle. Equities have risen appreciably in the past three years. While it makes sense to remain invested to capture any further appreciation, future returns are likely to be more moderate.

As the Fed eventually gets closer to winding down its stimulus, there is a chance the bond market could sell off further and bond yields could go higher. But the equity market also could be adversely affected as the Fed removes its support. It’s more important than ever to focus on maintaining a properly balanced allocation, which the series provides.

Since its inception, the funds are behaving as we had intended. Experience shows us that a conservative, diversified approach is a sound one, and that a proper allocation strategy works in the funds’ favor. We evaluated this strategy using very long periods of historical data and ran forward-looking simulations over long time frames. But it’s still rewarding to see it working in a real-world environment.

Thank you for your investment in American Funds College Target Date Series and for your continued faith in and commitment to our long-term investment approach.

Cordially,

Bradley J. Vogt Vice Chairman of the Board

Walter R. Burkley President

December 13, 2013

For current information about the series, visit americanfunds.com.

Results at a glance

Average annual total returns for the periods ended October 31, 2013 (with all distributions reinvested)

	1 year	Lifetime (since 9/14/12)

American Funds College 2030 Fund (Class 529-A)	23.14%	18.01%
S&P Target Date To 2030 Index¹	16.58	12.19
American Funds College 2027 Fund (Class 529-A)	19.58	15.29
S&P Target Date To 2025 Index¹	14.41	10.69
American Funds College 2024 Fund (Class 529-A)	15.28	12.12
S&P Target Date To 2025 Index¹	14.41	10.69
American Funds College 2021 Fund (Class 529-A)	11.40	9.35
S&P Target Date To 2020 Index¹	12.19	9.14
American Funds College 2018 Fund (Class 529-A)	7.33	6.28
S&P Target Date To 2015 Index¹	9.83	7.49
American Funds College 2015 Fund (Class 529-A)	0.96	1.03
Barclays U.S. Aggregate Index²	–1.08	–0.08
American Funds College Enrollment Fund (Class 529-A)	–0.67	–0.50
Barclays Intermediate U. S. Aggregate Index³	–0.12	0.29

[1]	The S&P Target Date Style Index series (“To” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indexes based on funds with glide paths that aim to emphasize market risk sensitivity around the target date. Each index is fully investable with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The current universe of eligible asset classes includes U.S. Large-Cap, U.S. Mid-Cap, U.S. Small-Cap, International Equities, Emerging Markets, U.S. REITs, Core Fixed Income, Cash Equivalents, TIPS and High-Yield Corporate Bonds. Each asset class is represented in the indexes via a different exchange traded fund.
[2]	Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[3]	Barclays Intermediate U.S. Aggregate Index represents securities in the intermediate maturity range (1–10 years) of the U.S. investment-grade fixed-rate bond market.

2	American Funds College Target Date Series

Investment strategies for American Funds College Target Date Series

About the series

Launched in September 2012, the American Funds College Target Date Series was designed to provide an off-the-shelf, low maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the Target Date Series fund that corresponds to the projected enrollment year of the student. American Funds takes care of the asset allocation and the fund selection and adjusts these over time as the enrollment date approaches. All investors need to worry about is making contributions.

For dates far from enrollment, the respective funds-of-funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds-of-funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The fund’s portfolio managers don’t attempt to be tactical asset allocators – that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

American Funds College Target Date Series	3

The value of a $10,000 investment

(for periods ended October 31, 2013, with all distributions reinvested)

Fund results shown are for Class 529-A shares and reflect deduction of the maximum sales charge of 4.25% (2.50% for College Enrollment Fund) on the $10,000 investment.1 Thus, the net amount invested was $9,575 ($9,750 for College Enrollment Fund). Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

College 2030 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 9/14/12)

Class 529-A shares	17.96%	13.59%

* Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2027 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 9/14/12)

Class 529-A shares	14.45%	10.98%

* Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2018 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 9/14/12)

Class 529-A shares	2.79%	2.30%

* Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2015 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 9/14/12)

Class 529-A shares	–3.29%	–2.75%

* Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

4	American Funds College Target Date Series

College 2024 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 9/14/12)

Class 529-A shares	10.36%	7.92%

* Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2021 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 9/14/12)

Class 529-A shares	–3.18%	–2.74%

* Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College Enrollment Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 9/14/12)

Class 529-A shares	6.67%	5.26%

* Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The S&P Target Date Style Index series (“To” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indexes based on funds with glide paths that aim to emphasize market risk sensitivity around the target date. Each index is fully investable with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The current universe of eligible asset classes includes U.S. Large-Cap, U.S. Mid-Cap, U.S. Small-Cap, International Equities, Emerging Markets, U.S. REITs, Core Fixed Income, Cash Equivalents, TIPS and High-Yield Corporate Bonds. Each asset class is represented in the indexes via a different exchange traded fund.
[3]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and is reimbursing certain expenses in all share classes of American Funds College 2021 Fund and American Funds College Enrollment Fund. In addition, the investment adviser has in the past reimbursed certain expenses for all funds. Investment results shown reflect the waiver and/or reimbursements, without which the results would have been lower. The waiver and reimbursements will remain in effect at least through December 31, 2014. After that time, the investment adviser may elect at its discretion to extend, modify or terminate the reimbursements. The waiver may only be modified or terminated with the approval of the fund board.
[4]	Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[5]	Barclays Intermediate U.S. Aggregate Index represents securities in the intermediate maturity range (1–10 years) of the U.S. investment-grade fixed-rate bond market.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds College Target Date Series	5

“What one does is what

counts. Not what one had

the intention of doing.”

— Pablo Picasso

6	American Funds College Target Date Series

Building college assets can mean building a college-bound identity for your student.

When you think about paying for college, do you feel overwhelmed? According to the Department of Education, by the year 2030, the total cost for a four-year degree at a public college will be $205,000, and private college will be even more expensive. The result of this sticker shock for investors is often an aversion to saving anything at all. The huge checks that may have to be written can be very daunting. For some, it’s a challenge. Others simply give up.

Like a chart measuring a growing child, enrollment costs have gone up precipitously. Exacerbating that is the fact that median household income levels in inflation-adjusted dollars have remained stagnant, and over the past 25 years, they have even declined.

(In 1989, the median American household made $51,681 in current dollars compared with $51,017 in 2012.¹) This double whammy of higher costs and lower ability to pay is making many families feel that college is out of reach.

But another gap that hasn’t abated is the importance of a college degree in the workplace, as evidenced by the disparity between the earnings of those with a high school diploma compared with those who have a college degree. In 2011, the median earnings for young adults with a bachelor’s degree was $45,000, compared with $30,000 for those with a high school diploma or its equivalent.²

When extrapolated over many years, this income gap only grows. In many

[1]	U.S. Census Bureau annual report on incomes and poverty.
[2]	U.S. Department of Education, National Center for Education Statistics. (2013). The Condition of Education 2013 (NCES 2013-037), Annual Earnings of Young Adults.

American Funds College Target Date Series	7

Lee Chu

Investment analyst

“Studies have shown that college also has other positive effects for graduates, such as living longer, healthier lives, smoking less, exercising more and increased happiness levels.”

industries, it’s vital to have a college degree when competing in the labor market. For many professions, a college degree is essential in order to even attain a position.

Lee Chu, a fixed-income analyst, continues on this point saying, “Studies have shown that college also has other positive effects for graduates, such as living longer, healthier lives, smoking less, exercising more and increased happiness levels. Students also learn interpersonal skills, how to network, how to live away from home, and gain other benefits during this transformational age.”

In order to attend college, students are taking out more loans, putting them in an especially bad position if they are unable to pay them back. Since only 54% of students enrolled for the first time in all degree-granting institutions graduate within six years,³ many will be paying back loans without even earning a degree, which further impacts their situation. “Student debt, by law, is the most unforgivable,” says Lee. Only after 25 years can student debt be forgiven, and even then the amount of debt forgiven is treated as taxable income. This means that the student will have to pay income taxes 25 years from the date the debt is forgiven on the amount forgiven that year.4

“Students should be able to choose what they’re good at and passionate about and pursue areas where their talents lie, rather than making decisions based on what they can afford,” says Wesley Phoa, portfolio manager. But the pressure exists. Students forgo college and enter the work force, trading long-term income for short-term paychecks. This financial burden is potentially keeping talented people from pursuing their dreams.

However, there is plenty to be optimistic about. Rather than employ an “all or nothing” strategy, investors who can’t save the full freight should know that no amount is too little. Even saving enough

[3]	Completing College: A State-Level View of Student Attainment Rates, National Student Clearinghouse Research Center, February 2013.
[4]	The Smart Student Guide to Financial Aid.

8	American Funds College Target Date Series

money to pay for only one year, or even one semester, can make a great difference in your child’s life.

A child’s own involvement in saving is a key to future success. A recent academic study reveals that even if a child has set aside school savings of less than $1, he or she is significantly more likely to enroll in college than a child with no savings.5 Obviously, such small amounts of money do not make a huge difference in students’ actual college financing, but they may help students see themselves as people who go to college — also known as a “college-bound identity.”

Just opening an account and designating the money for higher education can build a psychology in young people and may turn college into an important goal rather than just a dream. These differences in outcomes are sustained throughout the college experience, all the way to higher graduation rates. So there is a lot that investors can control. Parents can contribute to their children’s achievement psychology in a positive way by creating an account for college even with the littlest amount. When parents and children save together, the result can mean a lifetime of greater opportunity for them.

A recent academic study reveals that even if a child has set aside school savings of less than $1, he or she is significantly more likely to enroll in college than a child with no savings.

[5]	Small-Dollar Children’s Savings Accounts and College Outcomes, William Elliott, University of Kansas (2013).

American Funds College Target Date Series	9

Wesley Phoa

Member of the Portfolio
Oversight Committee

“Students should be able to choose what they’re good at and passionate about and pursue areas where their talents lay, rather than making decisions based on what they can afford.”

Correlation of savings account with educational outcome

	Educational outcome
Savings account	Enroll in college	Graduate from college

School-designated savings of $500+	72%	33%

School-designated savings of $1–$499	65	25

School-designated savings of <$1	71	13

Savings, but not designated for college	49	8

No account	45	5

Source: Small-Dollar Children’s Savings Accounts and College Outcomes, William Elliott, University of Kansas (2013).

For example, if you start investing when a child turns 8 years old, by making an initial investment of $250 and saving $20 a month for 10 years, it will equal $3,517, which can pay for four semesters of textbooks. If, for that same 8-year-old, you can save $90 a month, it equals $14,387, or more than one full year of tuition and fees at a four-year in-state public college.6 So not only would you encourage a college-bound identity in your child in these scenarios, but there would be something tangible and real obtained from these savings.

Another benefit is that these savings reduce the future debt that prospective students will incur, and the interest they’ll have to pay. The specter of having to repay loans during the years when they’re trying to build a career, buy a house or start a family — digging out of obligations, rather than building assets — can be partially avoided. “As a parent, it’s better for me to save now than to have my daughter be in debt. I’m reducing my child’s future debt burden and maximizing her chance of being able to pay that back,” Wesley says.

Even if you can’t save a ton, anything you’re able to save can make a difference in your children’s future. Helping to lower the amount of loans required, increasing the rate of attending college and eventually graduating are all benefits of starting to invest now, no matter how insignificant the amount may seem. ¢

[6]	Both hypothetical investments assume an initial minimum investment of $250 and a 5% annual growth rate. The textbook cost (Source: The College Board: $1,200 in 2012-13) assumes a 3% annual inflation rate, and in-state public tuition (Source: The College Board: $8,655 in 2012–13) assumes a 5% annual tuition rate increase.

10	American Funds College Target Date Series

American Funds College 2030 Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 20.0%
EuroPacific Growth Fund, Class R-6	301,018	$14,389	10.0%
The Growth Fund of America, Class R-6	329,034	14,389	10.0
		28,778	20.0

Growth-and-income funds 70.0%
Capital World Growth and Income Fund, Class R-6	652,981	28,777	20.0
Fundamental Investors, Class R-6	569,691	28,781	20.0
International Growth and Income Fund, Class R-6	605,225	21,582	15.0
The Investment Company of America, Class R-6	576,148	21,582	15.0
		100,722	70.0

Bond funds 10.0%
Capital World Bond Fund, Class R-6	350,350	7,182	5.0
U.S. Government Securities Fund, Class R-6	519,720	7,209	5.0
		14,391	10.0

Total investment securities (cost: $129,238,000)		143,891	100.0
Other assets less liabilities		(53)	—

Net assets		$143,838	100.0%

See Notes to Financial Statements

American Funds College Target Date Series	11

American Funds College 2027 Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 15.0%
EuroPacific Growth Fund, Class R-6	175,531	$8,390	5.0%
The Growth Fund of America, Class R-6	383,735	16,781	10.0
		25,171	15.0

Growth-and-income funds 55.0%
Capital World Growth and Income Fund, Class R-6	571,162	25,171	15.0
Fundamental Investors, Class R-6	498,241	25,171	15.0
International Growth and Income Fund, Class R-6	470,576	16,781	10.0
The Investment Company of America, Class R-6	671,946	25,171	15.0
		92,294	55.0

Equity-income and Balanced funds 10.0%
American Funds Global Balanced Fund, Class R-6	554,735	16,781	10.0

Bond funds 20.0%
Capital World Bond Fund, Class R-6	408,435	8,373	5.0
U.S. Government Securities Fund, Class R-6	1,816,047	25,188	15.0
		33,561	20.0

Total investment securities (cost: $152,257,000)		167,807	100.0
Other assets less liabilities		(75)	—

Net assets		$167,732	100.0%

See Notes to Financial Statements

12	American Funds College Target Date Series

American Funds College 2024 Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 10.0%
The Growth Fund of America, Class R-6	525,896	$22,998	10.0%

Growth-and-income funds 45.0%
Capital World Growth and Income Fund, Class R-6	522,123	23,010	10.0
International Growth and Income Fund, Class R-6	645,254	23,010	10.0
The Investment Company of America, Class R-6	921,420	34,516	15.0
Washington Mutual Investors Fund, Class R-6	597,501	23,010	10.0
		103,546	45.0

Equity-income and Balanced funds 10.0%
American Funds Global Balanced Fund, Class R-6	760,401	23,002	10.0

Bond funds 35.0%
The Bond Fund of America, Class R-6	2,744,458	34,553	15.0
Capital World Bond Fund, Class R-6	559,821	11,476	5.0
U.S. Government Securities Fund, Class R-6	2,491,367	34,555	15.0
		80,584	35.0

Total investment securities (cost: $213,252,000)		230,130	100.0
Other assets less liabilities		(107)	—

Net assets		$230,023	100.0%

See Notes to Financial Statements

American Funds College Target Date Series	13

American Funds College 2021 Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth-and-income funds 40.0%
American Mutual Fund, Class R-6	1,215,048	$41,652	15.0%
International Growth and Income Fund, Class R-6	778,685	27,768	10.0
Washington Mutual Investors Fund, Class R-6	1,081,586	41,652	15.0
		111,072	40.0

Equity-income and Balanced funds 15.0%
American Funds Global Balanced Fund, Class R-6	1,376,921	41,652	15.0

Bond funds 45.0%
American Funds Mortgage Fund, Class R-6	2,765,728	27,768	10.0
The Bond Fund of America, Class R-6	5,513,882	69,419	25.0
U.S. Government Securities Fund, Class R-6	2,002,012	27,768	10.0
		124,955	45.0

Total investment securities (cost: $262,714,000)		277,679	100.0
Other assets less liabilities		(133)	—

Net assets		$277,546	100.0%

See Notes to Financial Statements

14	American Funds College Target Date Series

American Funds College 2018 Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth-and-income funds 20.0%
American Mutual Fund, Class R-6	1,701,831	$58,339	20.0%

Equity-income and Balanced funds 20.0%
The Income Fund of America, Class R-6	2,871,002	58,339	20.0

Bond funds 60.0%
American Funds Mortgage Fund, Class R-6*	5,810,634	58,339	20.0
The Bond Fund of America, Class R-6	5,792,173	72,923	25.0
Intermediate Bond Fund of America, Class R-6	3,233,856	43,754	15.0
		175,016	60.0

Total investment securities (cost: $282,338,000)		291,694	100.0
Other assets less liabilities		(154)	—

Net assets		$291,540	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2013 (000)
American Funds Mortgage Fund, Class R-6	625,768	5,184,866	—	5,810,634	$416	$58,339

See Notes to Financial Statements

American Funds College Target Date Series	15

American Funds College 2015 Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Equity-income and Balanced funds 10.0%
The Income Fund of America, Class R-6	965,380	$19,617	10.0%

Bond funds 90.0%
American Funds Mortgage Fund, Class R-6*	5,834,638	58,580	30.0
The Bond Fund of America, Class R-6	3,101,187	39,044	20.0
Intermediate Bond Fund of America, Class R-6	5,773,489	78,115	40.0
		175,739	90.0

Total investment securities (cost: $196,211,000)		195,356	100.0
Other assets less liabilities		(115)	—

Net assets		$195,241	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2013 (000)
American Funds Mortgage Fund, Class R-6	806,954	5,048,634	20,950	5,834,638	$463	$58,580

See Notes to Financial Statements

16	American Funds College Target Date Series

American Funds College Enrollment Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Bond funds 100.0%
American Funds Mortgage Fund, Class R-6	2,001,943	$20,100	30.0%
Intermediate Bond Fund of America, Class R-6	1,733,143	23,449	35.0
Short-Term Bond Fund of America, Class R-6	2,344,942	23,449	35.0

Total investment securities (cost: $67,768,000)		66,998	100.0
Other assets less liabilities		(45)	—

Net assets		$66,953	100.0%

See Notes to Financial Statements

American Funds College Target Date Series	17

Financial statements

Statements of assets and liabilities

at October 31, 2013

	College 2030 Fund		College 2027 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$143,891		$167,807
Affiliated issuer	—		—
Receivables for:
Sales of fund’s shares	240		401
Dividends	—	*	1
Total assets	144,131		168,209

Liabilities:
Payables for:
Purchases of investments	232		395
Repurchases of fund’s shares	8		5
Services provided by related parties	39		62
Trustees’ deferred compensation	—	*	—	*
Other	14		15
Total liabilities	293		477
Net assets at October 31, 2013	$143,838		$167,732

Net assets consist of:
Capital paid in on shares of beneficial interest	$128,235		$151,020
Undistributed net investment income	875		1,014
Undistributed net realized gain	75		148
Net unrealized appreciation (depreciation)	14,653		15,550
Net assets at October 31, 2013	$143,838		$167,732
Investment securities, at cost:
Unaffiliated issuers	$129,238		$152,257
Affiliated issuer	—		—

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized

Class 529-A:	Net assets	$109,785	$124,245
	Shares outstanding	9,178	10,676
	Net asset value per share	$11.96	$11.64
Class 529-B:	Net assets	$124	$820
	Shares outstanding	11	71
	Net asset value per share	$11.89	$11.55
Class 529-C:	Net assets	$22,702	$29,510
	Shares outstanding	1,913	2,555
	Net asset value per share	$11.87	$11.55
Class 529-E:	Net assets	$3,686	$4,311
	Shares outstanding	309	371
	Net asset value per share	$11.93	$11.61
Class 529-F-1:	Net assets	$7,541	$8,846
	Shares outstanding	629	759
	Net asset value per share	$11.98	$11.66

*Amount less than one thousand.

See Notes to Financial Statements

18	American Funds College Target Date Series

(dollars and shares in thousands, except per-share amounts)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College 2015 Fund		College Enrollment Fund

$230,130		$277,679		$233,355		$136,776		$66,998
—		—		58,339		58,580		—
373		963		1,257		418		175
7		16		22		20		18
230,510		278,658		292,973		195,794		67,191

361		961		1,223		305		126
12		3		35		113		62
94		124		150		117		42
—	*	—	*	—	*	—	*	—	*
20		24		25		18		8
487		1,112		1,433		553		238
$230,023		$277,546		$291,540		$195,241		$66,953
$211,162		$259,983		$279,331		$194,444		$67,451
1,767		2,486		2,777		1,487		225
216		112		76		165		47
16,878		14,965		9,356		(855)		(770)
$230,023		$277,546		$291,540		$195,241		$66,953

$213,252		$262,714		$223,548		$136,954		$67,768
—		—		58,790		59,257		—

$168,000		$198,086		$191,677		$115,560		$37,830
14,881		18,033		18,002		11,475		3,815
$11.29		$10.99		$10.65		$10.07		$9.91
$2,834		$2,773		$2,959		$2,426		$508
253		254		280		243		51
$11.20		$10.91		$10.57		$10.00		$9.85
$38,991		$53,217		$71,910		$56,327		$20,070
3,481		4,881		6,805		5,635		2,039
$11.20		$10.90		$10.57		$10.00		$9.85
$8,248		$9,364		$9,003		$8,203		$2,704
732		855		848		816		273
$11.26		$10.96		$10.62		$10.05		$9.90
$11,950		$14,106		$15,991		$12,725		$5,841
1,056		1,281		1,498		1,261		588
$11.31		$11.01		$10.67		$10.09		$9.94

American Funds College Target Date Series	19

Statements of operations

for the year ended October 31, 2013

	College 2030 Fund		College 2027 Fund
Investment income:
Dividends:
Unaffiliated issuers	$1,472		$1,808
Affiliated issuer	—		—
Interest	5		11
	1,477		1,819
Fees and expenses†:
Investment advisory services	75		94
Distribution services	203		299
Transfer agent services	90		116
529 plan services	73		92
Reports to shareholders	4		6
Registration statement and prospectus	14		16
Trustees’ compensation	—	*	—	*
Auditing and legal	6		7
Custodian	5		5
Other	1		2
Total fees and expenses before reimbursements/waivers	471		637
Less reimbursements/waivers of fees and expenses:
Investment advisory services	75		94
Other	3		5
Total fees and expenses after reimbursements/waivers	393		538
Net investment income	1,084		1,281

Net realized gain and unrealized appreciation (depreciation) on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	—		—
Affiliated issuer	—		—
Capital gain distributions received	99		236
Net realized gain	99		236
Net unrealized appreciation (depreciation) on investments	14,701		15,640
Net realized gain and unrealized appreciation (depreciation) on investments	14,800		15,876

Net increase (decrease) in net assets resulting from operations	$15,884		$17,157

*	Amount less than one thousand.
†	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

20	American Funds College Target Date Series

(dollars in thousands)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College 2015 Fund	College Enrollment Fund

$2,857		$3,806		$3,849		$2,110	$612
—		—		416		463	—
10		10		9		1	— *
2,867		3,816		4,274		2,574	612

134		167		180		135	50
445		609		736		610	237
164		206		221		168	63
131		164		176		133	49
7		9		10		8	3
21		25		27		23	12
—	*	—	*	—	*	— *	— *
10		12		13		10	5
5		5		5		5	5
2		3		3		3	1
919		1,200		1,371		1,095	425
134		167		180		135	50
6		7		8		7	4
779		1,026		1,183		953	371
2,088		2,790		3,091		1,621	241

—		1		—		60	8
—		—		—		3	—
342		267		199		268	102
342		268		199		331	110
17,000		15,082		9,430		(836)	(765)
17,342		15,350		9,629		(505)	(655)

$19,430		$18,140		$12,720		$1,116	$(414)

American Funds College Target Date Series	21

Statements of changes in net assets

	College 2030 Fund		College 2027 Fund
	Year ended October 31, 2013	Period ended October 31, 2012*	Year ended October 31, 2013	Period ended October 31, 2012*
Operations:
Net investment income (loss)	$1,084	$(1)	$1,281	$—	†
Net realized gain	99	—	236	—
Net unrealized appreciation (depreciation) on investments	14,701	(48)	15,640	(90)
Net increase (decrease) in net assets resulting from operations	15,884	(49)	17,157	(90)

Dividends paid to shareholders from net investment income:
Class 529-A	(172)	—	(263)	—
Class 529-B	— †	—	(2)	—
Class 529-C	(36)	—	(57)	—
Class 529-E	(5)	—	(6)	—
Class 529-F-1	(16)	—	(15)	—
Total dividends from net investment income	(229)	—	(343)	—

Net capital share transactions	121,530	6,702	136,867	14,141

Total increase in net assets	137,185	6,653	153,681	14,051

Net assets:
Beginning of period	6,653	—	14,051	—
End of period	$143,838	$6,653	$167,732	$14,051

Accumulated net investment loss	—	—	—	—	†
Undistributed net investment income	$875	—	$1,014	—

*	For the period September 14, 2012, commencement of operations, through October 31, 2012.
†	Amount less than one thousand.

See Notes to Financial Statements

22	American Funds College Target Date Series

(dollars in thousands)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College 2015 Fund		College Enrollment Fund
Year ended October 31, 2013	Period ended October 31, 2012*	Year ended October 31, 2013	Period ended October 31, 2012*	Year ended October 31, 2013	Period ended October 31, 2012*	Year ended October 31, 2013	Period ended October 31, 2012*	Year ended October 31, 2013	Period ended October 31, 2012*

$2,088	$5	$2,790	$14	$3,091	$12	$1,621	$13	$241	$3
342	—	268	—	199	—	331	—	110	—
17,000	(122)	15,082	(117)	9,430	(74)	(836)	(19)	(765)	(5)
19,430	(117)	18,140	(103)	12,720	(62)	1,116	(6)	(414)	(2)

(324)	—	(349)	—	(312)	—	(214)	—	(51)	—
(6)	—	(5)	—	(4)	—	(3)	—	(1)	—
(66)	—	(77)	—	(86)	—	(71)	—	(19)	—
(16)	—	(15)	—	(17)	—	(9)	—	(2)	—
(29)	—	(19)	—	(22)	—	(15)	—	(9)	—
(441)	—	(465)	—	(441)	—	(312)	—	(82)	—

190,448	20,703	231,185	28,789	247,050	32,273	166,750	27,693	55,809	11,642

209,437	20,586	248,860	28,686	259,329	32,211	167,554	27,687	55,313	11,640

20,586	—	28,686	—	32,211	—	27,687	—	11,640	—
$230,023	$20,586	$277,546	$28,686	$291,540	$32,211	$195,241	$27,687	$66,953	$11,640

—	—	—	—	—	—	—	—	—	—
$1,767	$5	$2,486	$14	$2,777	$12	$1,487	$13	$225	$3

American Funds College Target Date Series	23

Notes to financial statements

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”), American Funds College 2018 Fund (“College 2018 Fund”), American Funds College 2015 Fund (“College 2015 Fund”), and American Funds College Enrollment Fund (“College Enrollment Fund”).

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in equity-income, balanced and bond funds. When each fund reaches its target date, it will principally invest in bond funds and may merge into the Enrollment Fund, which will also principally invest in bond funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E, and 529-F-1). The funds’ share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class 529-B converts to Class 529-A after eight years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class 529-F-1	None	None	None

* Class 529-B shares of the fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 35 to 37.

24	American Funds College Target Date Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2013, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

American Funds College Target Date Series	25

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

26	American Funds College Target Date Series

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed/related securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the funds’ cash for potential reinvestment in higher yielding securities.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the funds selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities the funds contract to repurchase could drop below their purchase price. While the funds can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the funds may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the funds.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income shown on the accompanying financial statements are considered ordinary income distributions for tax purposes.

As of October 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

American Funds College Target Date Series	27

	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College 2015 Fund	College Enrollment Fund
Undistributed ordinary income	$875	$1,014	$1,767	$2,486	$2,777	$1,549	$233
Undistributed long-term capital gain	75	148	216	112	76	102	39
Gross unrealized appreciation on investment securities	14,837	16,105	18,203	16,816	11,483	1,622	—
Gross unrealized depreciation on investment securities	(184)	(555)	(1,325)	(1,851)	(2,127)	(2,477)	(770)
Net unrealized appreciation (depreciation) on investment securities	14,653	15,550	16,878	14,965	9,356	(855)	(770)
Cost of investment securities	129,238	152,257	213,252	262,714	282,338	196,211	67,768
Reclassification to undistributed net investment income from undistributed net realized gain	24	88	126	156	123	166	63
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	4	12	11	9	8	1	— *

* Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 35 to 37.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-B	1.00	1.00
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Class 529-F-1	0.25	0.50

28	American Funds College Target Date Series

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2013, there were no unreimbursed expenses subject to reimbursement for the funds’ Class 529-A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — Each share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the year ended October 31, 2013, were as follows:

	Distribution services	Transfer agent services	529 plan services
College 2030 Fund
Class 529-A	$73,759	$71,175	$55,962
Class 529-B	663	71	65
Class 529-C	119,739	13,651	11,717
Class 529-E	8,556	1,458	1,674
Class 529-F-1	—	4,106	3,508
Total	$202,717	$90,461	$72,926

College 2027 Fund
Class 529-A	$113,002	$88,301	$68,498
Class 529-B	5,694	639	557
Class 529-C	169,160	19,532	16,557
Class 529-E	11,029	1,901	2,158
Class 529-F-1	—	5,292	4,449
Total	$298,885	$115,665	$92,219

College 2024 Fund
Class 529-A	$171,230	$122,751	$94,919
Class 529-B	18,496	2,064	1,811
Class 529-C	231,123	26,805	22,622
Class 529-E	24,134	4,249	4,725
Class 529-F-1	—	8,141	6,722
Total	$444,983	$164,010	$130,799

College 2021 Fund
Class 529-A	$236,361	$152,487	$117,088
Class 529-B	19,262	2,173	1,886
Class 529-C	325,142	37,880	31,832
Class 529-E	28,113	4,955	5,504
Class 529-F-1	—	8,807	7,368
Total	$608,878	$206,302	$163,678

	Distribution services	Transfer agent services	529 plan services
College 2018 Fund
Class 529-A	$252,456	$152,562	$116,735
Class 529-B	19,333	2,169	1,893
Class 529-C	433,148	50,392	42,399
Class 529-E	30,630	5,480	5,999
Class 529-F-1	—	10,797	8,934
Total	$735,567	$221,400	$175,960

College 2015 Fund
Class 529-A	$176,049	$105,815	$79,790
Class 529-B	17,060	1,927	1,671
Class 529-C	391,206	46,332	38,313
Class 529-E	26,177	4,658	5,125
Class 529-F-1	—	9,060	7,496
Total	$610,492	$167,792	$132,395

College Enrollment Fund
Class 529-A	$67,215	$36,376	$27,298
Class 529-B	3,867	443	378
Class 529-C	156,082	18,694	15,287
Class 529-E	9,873	1,781	1,934
Class 529-F-1	—	5,384	4,340
Total	$237,037	$62,678	$49,237

American Funds College Target Date Series	29

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
College 2030 Fund	$151	$3	$154
College 2027 Fund	217	4	221
College 2024 Fund	314	6	320
College 2021 Fund	407	7	414
College 2018 Fund	446	8	454
College 2015 Fund	367	7	374
College Enrollment Fund	143	2	145

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2013, as follows (dollars in thousands):

	Purchases	Sales
College 2030 Fund	$122,545	$—
College 2027 Fund	138,135	—
College 2024 Fund	192,606	—
College 2021 Fund	234,041	57
College 2018 Fund	250,069	—
College 2015 Fund	169,416	965
College Enrollment Fund	59,948	3,796

30	American Funds College Target Date Series

8. Capital share transactions

Capital share transactions in the funds for the year ended October 31, 2013, were as follows (dollars and shares in thousands):

	College 2030 Fund		College 2027 Fund		College 2024 Fund		College 2021 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Class 529-A
Sales[1]	$94,967	8,871	$103,167	9,787	$142,467	13,676	$168,775	16,348
Reinvestments of dividends	172	17	263	27	324	33	349	35
Repurchases[1]	(2,522)	(230)	(2,650)	(248)	(4,370)	(413)	(5,110)	(486)
Total Class 529-A transactions	92,617	8,658	100,780	9,566	138,421	13,296	164,014	15,897
Class 529-B
Sales[1]	111	10	733	71	2,713	263	2,776	270
Reinvestments of dividends	— [2]	— [2]	2	— [2]	6	1	5	1
Repurchases[1]	(27)	(2)	(101)	(9)	(442)	(42)	(671)	(65)
Total Class 529-B transactions	84	8	634	62	2,277	222	2,110	206
Class 529-C
Sales[1]	19,365	1,814	25,182	2,397	34,243	3,297	48,392	4,697
Reinvestments of dividends	36	4	57	6	66	7	77	7
Repurchases[1]	(463)	(42)	(1,355)	(125)	(2,078)	(192)	(4,264)	(405)
Total Class 529-C transactions	18,938	1,776	23,884	2,278	32,231	3,112	44,205	4,299
Class 529-E
Sales[1]	3,185	295	3,804	359	7,396	710	8,011	777
Reinvestments of dividends	5	1	6	1	16	1	15	2
Repurchases[1]	(19)	(2)	(101)	(9)	(394)	(36)	(109)	(11)
Total Class 529-E transactions	3,171	294	3,709	351	7,018	675	7,917	768
Class 529-F-1
Sales[1]	6,750	628	8,051	761	11,235	1,083	13,072	1,259
Reinvestments of dividends	16	1	15	2	29	3	19	2
Repurchases[1]	(46)	(4)	(206)	(18)	(763)	(73)	(152)	(15)
Total Class 529-F-1 transactions	6,720	625	7,860	745	10,501	1,013	12,939	1,246
Total net increase	$121,530	11,361	$136,867	13,002	$190,448	18,318	$231,185	22,416

See page 34 for footnotes.

American Funds College Target Date Series	31

	College 2018 Fund		College 2015 Fund		College Enrollment Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Class 529-A
Sales[1]	$168,031	16,441	$108,046	10,794	$40,872	4,110
Reinvestments of dividends	312	31	214	21	51	5
Repurchases[1]	(7,537)	(728)	(11,598)	(1,164)	(9,250)	(936)
Total Class 529-A transactions	160,806	15,744	96,662	9,651	31,673	3,179
Class 529-B
Sales[1]	2,970	291	2,794	280	709	71
Reinvestments of dividends	4	1	3	1	— [2]	— [2]
Repurchases[1]	(654)	(64)	(746)	(75)	(314)	(32)
Total Class 529-B transactions	2,320	228	2,051	206	395	39
Class 529-C
Sales[1]	67,162	6,589	56,000	5,613	21,957	2,214
Reinvestments of dividends	86	9	71	7	19	2
Repurchases[1]	(4,202)	(407)	(6,606)	(667)	(5,332)	(543)
Total Class 529-C transactions	63,046	6,191	49,465	4,953	16,644	1,673
Class 529-E
Sales[1]	7,099	697	7,737	774	2,666	268
Reinvestments of dividends	17	2	9	1	2	— [2]
Repurchases[1]	(253)	(24)	(619)	(63)	(584)	(59)
Total Class 529-E transactions	6,863	675	7,127	712	2,084	209
Class 529-F-1
Sales[1]	14,200	1,385	11,837	1,183	6,110	614
Reinvestments of dividends	22	2	15	1	9	1
Repurchases[1]	(207)	(20)	(407)	(40)	(1,106)	(112)
Total Class 529-F-1 transactions	14,015	1,367	11,445	1,144	5,013	503
Total net increase	$247,050	24,205	$166,750	16,666	$55,809	5,603

See page 34 for footnotes.

32	American Funds College Target Date Series

Capital share transactions in the funds for the period ended October 31, 20123, were as follows (dollars and shares in thousands):

	College 2030 Fund		College 2027 Fund		College 2024 Fund		College 2021 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Class 529-A
Sales[1]	$5,150	522	$11,002	1,112	$15,823	1,593	$21,301	2,136
Repurchases[1]	(18)	(2)	(19)	(2)	(81)	(8)	(3)	—
Total Class 529-A transactions	5,132	520	10,983	1,110	15,742	1,585	21,298	2,136
Class 529-B
Sales[1]	26	3	87	9	308	31	484	48
Repurchases[1]	—	—	—	—	— [2]	— [2]	(2)	—
Total Class 529-B transactions	26	3	87	9	308	31	482	48
Class 529-C
Sales[1]	1,359	138	2,752	279	3,764	379	5,899	592
Repurchases[1]	(7)	(1)	(16)	(2)	(97)	(10)	(106)	(10)
Total Class 529-C transactions	1,352	137	2,736	277	3,667	369	5,793	582
Class 529-E
Sales[1]	153	15	198	20	570	58	866	87
Repurchases[1]	— [2]	— [2]	—	—	(10)	(1)	—	—
Total Class 529-E transactions	153	15	198	20	560	57	866	87
Class 529-F-1
Sales[1]	39	4	137	14	426	43	350	35
Repurchases[1]	—	—	—	—	—	—	—	—
Total Class 529-F-1 transactions	39	4	137	14	426	43	350	35
Total net increase	$6,702	679	$14,141	1,430	$20,703	2,085	$28,789	2,888

American Funds College Target Date Series	33

	College 2018 Fund		College 2015 Fund		College Enrollment Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Class 529-A
Sales[1]	$22,664	2,267	$18,334	1,830	$6,478	647
Repurchases[1]	(95)	(9)	(60)	(6)	(104)	(11)
Total Class 529-A transactions	22,569	2,258	18,274	1,824	6,374	636
Class 529-B
Sales[1]	528	53	376	37	118	12
Repurchases[1]	(4)	(1)	(1)	— [2]	— [2]	—	[2]
Total Class 529-B transactions	524	52	375	37	118	12
Class 529-C
Sales[1]	6,319	632	6,846	683	3,667	366
Repurchases[1]	(179)	(18)	(12)	(1)	(4)	—	[2]
Total Class 529-C transactions	6,140	614	6,834	682	3,663	366
Class 529-E
Sales[1]	1,726	173	1,037	104	642	64
Repurchases[1]	(1)	— [2]	—	—	(3)	—	[2]
Total Class 529-E transactions	1,725	173	1,037	104	639	64
Class 529-F-1
Sales[1]	1,315	131	1,177	118	868	87
Repurchases[1]	—	—	(4)	(1)	(20)	(2)
Total Class 529-F-1 transactions	1,315	131	1,173	117	848	85
Total net increase	$32,273	3,228	$27,693	2,764	$11,642	1,163

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period September 14, 2012, commencement of operations, through October 31, 2012.

34	American Funds College Target Date Series

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets[3]
American Funds College 2030 Fund
Class 529-A:
10/31/13	$9.79	$.18		$2.07	$2.25	$(.08)	$11.96	23.14%	$109,785	.49%	.39%	.80%	1.59%
10/31/12[6,7]	10.00	—	[8]	(.21)	(.21)	—	9.79	(2.10)	5,096	.19	.08	.49	(.02)
Class 529-B:
10/31/13	9.79	.09		2.07	2.16	(.06)	11.89	22.26	124	1.34	1.24	1.65	.80
10/31/12[6,7]	10.00	(.01)		(.20)	(.21)	—	9.79	(2.10)	26	.28	.19	.60	(.13)
Class 529-C:
10/31/13	9.79	.08		2.07	2.15	(.07)	11.87	22.24	22,702	1.35	1.25	1.66	.75
10/31/12[6,7]	10.00	(.01)		(.20)	(.21)	—	9.79	(2.10)	1,340	.26	.17	.58	(.13)
Class 529-E:
10/31/13	9.79	.14		2.08	2.22	(.08)	11.93	22.78	3,686	.82	.72	1.13	1.25
10/31/12[6,7]	10.00	(.01)		(.20)	(.21)	—	9.79	(2.10)	152	.21	.10	.51	(.07)
Class 529-F-1:
10/31/13	9.79	.20		2.07	2.27	(.08)	11.98	23.39	7,541	.35	.25	.66	1.80
10/31/12[6,7]	10.00	—	[8]	(.21)	(.21)	—	9.79	(2.10)	39	.17	.06	.47	.01
American Funds College 2027 Fund
Class 529-A:
10/31/13	$9.82	$.16		$1.75	$1.91	$(.09)	$11.64	19.58%	$124,245	.52%	.42%	.82%	1.51%
10/31/12[6,7]	10.00	—	[8]	(.18)	(.18)	—	9.82	(1.80)	10,910	.14	.08	.49	.01
Class 529-B:
10/31/13	9.82	.08		1.72	1.80	(.07)	11.55	18.59	820	1.35	1.24	1.64	.73
10/31/12[6,7]	10.00	—	[8]	(.18)	(.18)	—	9.82	(1.80)	86	.23	.17	.58	(.04)
Class 529-C:
10/31/13	9.82	.07		1.74	1.81	(.08)	11.55	18.53	29,510	1.35	1.25	1.65	.69
10/31/12[6,7]	10.00	(.01)		(.17)	(.18)	—	9.82	(1.80)	2,721	.23	.17	.58	(.09)
Class 529-E:
10/31/13	9.82	.13		1.74	1.87	(.08)	11.61	19.24	4,311	.82	.72	1.12	1.15
10/31/12[6,7]	10.00	—	[8]	(.18)	(.18)	—	9.82	(1.80)	198	.19	.10	.51	(.02)
Class 529-F-1:
10/31/13	9.83	.18		1.74	1.92	(.09)	11.66	19.70	8,846	.35	.25	.65	1.66
10/31/12[6,7]	10.00	—	[8]	(.17)	(.17)	—	9.83	(1.70)	136	.11	.05	.46	.01
American Funds College 2024 Fund
Class 529-A:
10/31/13	$9.88	$.18		$1.31	$1.49	$(.08)	$11.29	15.28%	$168,000	.53%	.43%	.81%	1.72%
10/31/12[6,7]	10.00	.01		(.13)	(.12)	—	9.88	(1.20)	15,653	.13	.08	.46	.07
Class 529-B:
10/31/13	9.87	.10		1.30	1.40	(.07)	11.20	14.34	2,834	1.34	1.24	1.62	.92
10/31/12[6,7]	10.00	—	[8]	(.13)	(.13)	—	9.87	(1.30)	306	.23	.18	.56	(.04)
Class 529-C:
10/31/13	9.87	.09		1.31	1.40	(.07)	11.20	14.25	38,991	1.35	1.24	1.62	.89
10/31/12[6,7]	10.00	—	[8]	(.13)	(.13)	—	9.87	(1.30)	3,645	.22	.17	.55	(.02)
Class 529-E:
10/31/13	9.87	.15		1.31	1.46	(.07)	11.26	14.94	8,248	.82	.72	1.10	1.42
10/31/12[6,7]	10.00	—	[8]	(.13)	(.13)	—	9.87	(1.30)	557	.15	.10	.48	.03
Class 529-F-1:
10/31/13	9.88	.20		1.31	1.51	(.08)	11.31	15.41	11,950	.35	.25	.63	1.91
10/31/12[6,7]	10.00	.01		(.13)	(.12)	—	9.88	(1.20)	425	.11	.05	.43	.06

See page 37 for footnotes.

American Funds College Target Date Series	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds College 2021 Fund
Class 529-A:
10/31/13	$9.93	$.19		$.93	$1.12	$(.06)	$10.99	11.40%	$198,086	.56%	.45%	.81%	1.83%
10/31/12[6,7]	10.00	.01		(.08)	(.07)	—	9.93	(.70)	21,221	.12	.08	.46	.12
Class 529-B:
10/31/13	9.92	.11		.93	1.04	(.05)	10.91	10.53	2,773	1.34	1.24	1.60	1.04
10/31/12[6,7]	10.00	—	[8]	(.08)	(.08)	—	9.92	(.80)	480	.22	.18	.56	.02
Class 529-C:
10/31/13	9.93	.11		.91	1.02	(.05)	10.90	10.37	53,217	1.35	1.24	1.60	1.04
10/31/12[6,7]	10.00	—	[8]	(.07)	(.07)	—	9.93	(.70)	5,774	.21	.17	.55	.03
Class 529-E:
10/31/13	9.93	.16		.93	1.09	(.06)	10.96	11.06	9,364	.82	.71	1.07	1.56
10/31/12[6,7]	10.00	.01		(.08)	(.07)	—	9.93	(.70)	862	.15	.10	.48	.10
Class 529-F-1:
10/31/13	9.94	.22		.92	1.14	(.07)	11.01	11.53	14,106	.35	.24	.60	2.05
10/31/12[6,7]	10.00	.01		(.07)	(.06)	—	9.94	(.60)	349	.10	.05	.43	.11
American Funds College 2018 Fund
Class 529-A:
10/31/13	$9.98	$.20		$.53	$.73	$(.06)	$10.65	7.33%	$191,677	.57%	.47%	.76%	1.91%
10/31/12[6,7]	10.00	.01		(.03)	(.02)	—	9.98	(.20)	22,528	.13	.08	.38	.10
Class 529-B:
10/31/13	9.97	.12		.52	.64	(.04)	10.57	6.46	2,959	1.34	1.24	1.53	1.13
10/31/12[6,7]	10.00	—	[8]	(.03)	(.03)	—	9.97	(.30)	523	.22	.18	.48	.02
Class 529-C:
10/31/13	9.97	.12		.53	.65	(.05)	10.57	6.53	71,910	1.35	1.24	1.53	1.14
10/31/12[6,7]	10.00	—	[8]	(.03)	(.03)	—	9.97	(.30)	6,126	.22	.17	.47	—9
Class 529-E:
10/31/13	9.98	.17		.52	.69	(.05)	10.62	6.98	9,003	.82	.72	1.01	1.62
10/31/12[6,7]	10.00	.01		(.03)	(.02)	—	9.98	(.20)	1,723	.14	.10	.40	.05
Class 529-F-1:
10/31/13	9.98	.22		.53	.75	(.06)	10.67	7.56	15,991	.35	.24	.53	2.15
10/31/12[6,7]	10.00	.01		(.03)	(.02)	—	9.98	(.20)	1,311	.10	.05	.35	.10
American Funds College 2015 Fund
Class 529-A:
10/31/13	$10.02	$.14		$(.04)	$.10	$(.05)	$10.07	.96%	$115,560	.58%	.48%	.76%	1.43%
10/31/12[6,7]	10.00	.01		.01	.02	—	10.02	.20	18,273	.13	.08	.38	.12
Class 529-B:
10/31/13	10.01	.06		(.04)	.02	(.03)	10.00	.24	2,426	1.35	1.24	1.52	.65
10/31/12[6,7]	10.00	—	[8]	.01	.01	—	10.01	.10	375	.22	.18	.48	.03
Class 529-C:
10/31/13	10.01	.06		(.03)	.03	(.04)	10.00	.26	56,327	1.35	1.25	1.53	.65
10/31/12[6,7]	10.00	—	[8]	.01	.01	—	10.01	.10	6,828	.21	.17	.47	.03
Class 529-E:
10/31/13	10.02	.12		(.05)	.07	(.04)	10.05	.82	8,203	.82	.72	1.00	1.19
10/31/12[6,7]	10.00	.01		.01	.02	—	10.02	.20	1,037	.14	.10	.40	.10
Class 529-F-1:
10/31/13	10.02	.17		(.05)	.12	(.05)	10.09	1.19	12,725	.35	.25	.53	1.66
10/31/12[6,7]	10.00	.01		.01	.02	—	10.02	.20	1,174	.11	.05	.35	.15

36	American Funds College Target Date Series

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gain on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets[3]
American Funds College Enrollment Fund
Class 529-A:
10/31/13	$10.01	$.07		$(.14)		$(.07)	$(.03)	$9.91	(.67)%	$37,830	.62%	.51%	.82%	.70%
10/31/12[6,7]	10.00	.01		—	[8]	.01	—	10.01	.10	6,373	.15	.08	.41	.09
Class 529-B:
10/31/13	10.00	—	[8]	(.13)		(.13)	(.02)	9.85	(1.32)	508	1.37	1.26	1.57	(.04)
10/31/12[6,7]	10.00	—	[8]	—	[8]	— [8]	—	10.00	— [9]	118	.26	.18	.51	(.02)
Class 529-C:
10/31/13	10.00	—	[8]	(.13)		(.13)	(.02)	9.85	(1.28)	20,070	1.37	1.26	1.57	(.04)
10/31/12[6,7]	10.00	—	[8]	—	[8]	— [8]	—	10.00	— [9]	3,661	.23	.17	.50	— [9]
Class 529-E:
10/31/13	10.01	.05		(.13)		(.08)	(.03)	9.90	(.74)	2,704	.84	.73	1.04	.48
10/31/12[6,7]	10.00	.01		—	[8]	.01	—	10.01	.10	639	.16	.10	.43	.07
Class 529-F-1:
10/31/13	10.01	.09		(.12)		(.03)	(.04)	9.94	(.34)	5,841	.37	.27	.58	.95
10/31/12[6,7]	10.00	.01		—	[8]	.01	—	10.01	.10	849	.12	.05	.38	.12

	Period ended October 31
Portfolio turnover rate for all share classes	2013		2012[6,7]

College 2030 Fund	—%[10]		—%[10]
College 2027 Fund	—	[10]	—	[10]
College 2024 Fund	—	[10]	—	[10]
College 2021 Fund	—	[10]	—	[10]
College 2018 Fund	—	[10]	—	[10]
College 2015 Fund	1		—	[10]
College Enrollment Fund	8		—	[10]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact,if any,of certain reimbursements/waivers from CRMC. During the periods shown,CRMC reduced fees for investment advisory services and reimbursed other fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class,which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 39 to 41 for further information regarding fees and expenses.
[6]	Based on operations for the periods shown and, accordingly, is not representative of a full year.
[7]	For the period September 14, 2012, commencement of operations, through October 31, 2012.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds College Target Date Series	37

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds College Target Date Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds College Target Date Series comprising the American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund, American Funds College 2015 Fund, and American Funds College Enrollment Fund (the “Series”), as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2013 and the period from September 14, 2012 (commencement of operations) to October 31, 2012, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds College Target Date Series as of October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for the year ended October 31, 2013 and the period from September 14, 2012 (commencement of operations) to October 31, 2012, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 13, 2013

38	American Funds College Target Date Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2013, through October 31, 2013).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds College Target Date Series	39

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

American Funds College 2030 Fund

Class 529-A — actual return	$1,000.00	$1,092.24	$1.69	.32%	$3.85	.73%
Class 529-A — assumed 5% return	1,000.00	1,023.59	1.63	.32	3.72	.73
Class 529-B — actual return	1,000.00	1,087.83	6.47	1.23	8.63	1.64
Class 529-B — assumed 5% return	1,000.00	1,019.00	6.26	1.23	8.34	1.64
Class 529-C — actual return	1,000.00	1,087.00	6.52	1.24	8.68	1.65
Class 529-C — assumed 5% return	1,000.00	1,018.95	6.31	1.24	8.39	1.65
Class 529-E — actual return	1,000.00	1,089.50	3.74	.71	5.90	1.12
Class 529-E — assumed 5% return	1,000.00	1,021.63	3.62	.71	5.70	1.12
Class 529-F-1 — actual return	1,000.00	1,092.07	1.27	.24	3.43	.65
Class 529-F-1 — assumed 5% return	1,000.00	1,024.00	1.22	.24	3.31	.65

American Funds College 2027 Fund

Class 529-A — actual return	$1,000.00	$1,077.78	$1.94	.37%	$4.03	.77%
Class 529-A — assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class 529-B — actual return	1,000.00	1,072.43	6.43	1.23	8.51	1.63
Class 529-B — assumed 5% return	1,000.00	1,019.00	6.26	1.23	8.29	1.63
Class 529-C — actual return	1,000.00	1,072.43	6.48	1.24	8.57	1.64
Class 529-C — assumed 5% return	1,000.00	1,018.95	6.31	1.24	8.34	1.64
Class 529-E — actual return	1,000.00	1,075.99	3.72	.71	5.81	1.11
Class 529-E — assumed 5% return	1,000.00	1,021.63	3.62	.71	5.65	1.11
Class 529-F-1 — actual return	1,000.00	1,077.63	1.26	.24	3.35	.64
Class 529-F-1 — assumed 5% return	1,000.00	1,024.00	1.22	.24	3.26	.64

American Funds College 2024 Fund

Class 529-A — actual return	$1,000.00	$1,058.11	$2.08	.40%	$4.05	.78%
Class 529-A — assumed 5% return	1,000.00	1,023.19	2.04	.40	3.97	.78
Class 529-B — actual return	1,000.00	1,052.63	6.36	1.23	8.33	1.61
Class 529-B — assumed 5% return	1,000.00	1,019.00	6.26	1.23	8.19	1.61
Class 529-C — actual return	1,000.00	1,052.63	6.36	1.23	8.33	1.61
Class 529-C — assumed 5% return	1,000.00	1,019.00	6.26	1.23	8.19	1.61
Class 529-E — actual return	1,000.00	1,056.29	3.68	.71	5.65	1.09
Class 529-E — assumed 5% return	1,000.00	1,021.63	3.62	.71	5.55	1.09
Class 529-F-1 — actual return	1,000.00	1,057.99	1.24	.24	3.22	.62
Class 529-F-1 — assumed 5% return	1,000.00	1,024.00	1.22	.24	3.16	.62

American Funds College 2021 Fund

Class 529-A — actual return	$1,000.00	$1,037.77	$2.16	.42%	$4.01	.78%
Class 529-A — assumed 5% return	1,000.00	1,023.09	2.14	.42	3.97	.78
Class 529-B — actual return	1,000.00	1,033.14	6.30	1.23	8.15	1.59
Class 529-B — assumed 5% return	1,000.00	1,019.00	6.26	1.23	8.08	1.59
Class 529-C — actual return	1,000.00	1,032.20	6.30	1.23	8.14	1.59
Class 529-C — assumed 5% return	1,000.00	1,019.00	6.26	1.23	8.08	1.59
Class 529-E — actual return	1,000.00	1,035.92	3.64	.71	5.49	1.07
Class 529-E — assumed 5% return	1,000.00	1,021.63	3.62	.71	5.45	1.07
Class 529-F-1 — actual return	1,000.00	1,037.70	1.18	.23	3.03	.59
Class 529-F-1 — assumed 5% return	1,000.00	1,024.05	1.17	.23	3.01	.59

40	American Funds College Target Date Series

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

American Funds College 2018 Fund

Class 529-A — actual return	$1,000.00	$1,018.16	$2.19	.43%	$3.66	.72%
Class 529-A — assumed 5% return	1,000.00	1,023.04	2.19	.43	3.67	.72
Class 529-B — actual return	1,000.00	1,013.42	6.24	1.23	7.71	1.52
Class 529-B — assumed 5% return	1,000.00	1,019.00	6.26	1.23	7.73	1.52
Class 529-C — actual return	1,000.00	1,014.39	6.25	1.23	7.72	1.52
Class 529-C — assumed 5% return	1,000.00	1,019.00	6.26	1.23	7.73	1.52
Class 529-E — actual return	1,000.00	1,016.27	3.61	.71	5.08	1.00
Class 529-E — assumed 5% return	1,000.00	1,021.63	3.62	.71	5.09	1.00
Class 529-F-1 — actual return	1,000.00	1,019.10	1.22	.24	2.70	.53
Class 529-F-1 — assumed 5% return	1,000.00	1,024.00	1.22	.24	2.70	.53

American Funds College 2015 Fund

Class 529-A — actual return	$1,000.00	$995.06	$2.21	.44%	$3.62	.72%
Class 529-A — assumed 5% return	1,000.00	1,022.99	2.24	.44	3.67	.72
Class 529-B — actual return	1,000.00	991.08	6.17	1.23	7.58	1.51
Class 529-B — assumed 5% return	1,000.00	1,019.00	6.26	1.23	7.68	1.51
Class 529-C — actual return	1,000.00	991.08	6.22	1.24	7.63	1.52
Class 529-C — assumed 5% return	1,000.00	1,018.95	6.31	1.24	7.73	1.52
Class 529-E — actual return	1,000.00	994.07	3.57	.71	4.98	.99
Class 529-E — assumed 5% return	1,000.00	1,021.63	3.62	.71	5.04	.99
Class 529-F-1 — actual return	1,000.00	995.07	1.21	.24	2.61	.52
Class 529-F-1 — assumed 5% return	1,000.00	1,024.00	1.22	.24	2.65	.52

American Funds College Enrollment Fund

Class 529-A — actual return	$1,000.00	$991.99	$2.36	.47%	$3.92	.78%
Class 529-A — assumed 5% return	1,000.00	1,022.84	2.40	.47	3.97	.78
Class 529-B — actual return	1,000.00	988.96	6.27	1.25	7.82	1.56
Class 529-B — assumed 5% return	1,000.00	1,018.90	6.36	1.25	7.93	1.56
Class 529-C — actual return	1,000.00	988.96	6.27	1.25	7.82	1.56
Class 529-C — assumed 5% return	1,000.00	1,018.90	6.36	1.25	7.93	1.56
Class 529-E — actual return	1,000.00	990.99	3.66	.73	5.22	1.04
Class 529-E — assumed 5% return	1,000.00	1,021.53	3.72	.73	5.30	1.04
Class 529-F-1 — actual return	1,000.00	993.01	1.31	.26	2.86	.57
Class 529-F-1 — assumed 5% return	1,000.00	1,023.89	1.33	.26	2.91	.57

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The ”effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds College Target Date Series	41

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 68	2012	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	None
James G. Ellis, 66	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	69	Quiksilver, Inc.
Leonard R. Fuller, 67	2012	President and CEO, Fuller Consulting (financial management consulting firm)	69	None
R. Clark Hooper, 67 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	71	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.
Merit E. Janow, 55	2012	Dean and Professor, Columbia University, School of International and Public Affairs	68	The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 58	2012	Clinical Professor and Director, Accounting Program, University of Redlands	65	None
Frank M. Sanchez, 70	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	65	None
Margaret Spellings, 56	2012	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	None
Steadman Upham, Ph.D., 64	2012	President and University Professor, The University of Tulsa	68	None

We are saddened by the loss of W. Scott Hedrick who passed away on November 3, 2013. Mr. Hedrick served as an independent board member on the boards of various American Funds since 2007. His wise counsel and friendship will be missed.

“Interested” trustee4,5

Name, age and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 48 Vice Chairman of the Board	2012	Director, Capital Research and Management Company; Chairman, Capital Research Company;[6] Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, American Funds Distributors, Inc.[6]	15	None

The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

42	American Funds College Target Date Series

Other officers5

Name, age and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walter R. Burkley, 47 President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Gregory W. Wendt, 52 Executive Vice President	2012	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]
Alan N. Berro, 53 Senior Vice President	2012	Senior Vice President — Capital World Investors, Capital Research and Management Company
James B. Lovelace, 57 Senior Vice President	2012	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 47 Senior Vice President	2012	Senior Vice President — Capital Fixed Income Investors, Capital Research Company;[6] Senior Vice President — Capital Fixed Income Investors, Capital International Research, Inc.;[6] Vice President, Capital Strategy Research, Inc.;[6] Senior Vice President — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
John H. Smet, 57 Senior Vice President	2012	Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 46 Senior Vice President	2012	Senior Vice President — Capital World Investors, Capital Research Company;[6] Senior Vice President — Capital World Investors, Capital Bank and Trust Company;[6] Director, American Funds Distributors, Inc.;[6] Director, Capital Strategy Research, Inc.;[6] Director, The Capital Group Companies, Inc.[6]
Maria T. Manotok, 39 Vice President	2012	Vice President and Associate Counsel — Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global[6]
Steven I. Koszalka, 49 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 42 Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 45 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 62 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	“Interested persons” within the meaning of the Investment Company Act of 1940,on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[5]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds College Target Date Series	43

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

44	American Funds College Target Date Series

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit No. MFGEARX-800-1213P Litho in USA CGD/L/10239-S36465

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2012	$16,000
2013	$30,000

b) Audit-Related Fees:
2012	None
2013	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2012	$8,000
2013	$15,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2012	None
2013	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2012	$1,028,000
2013	$1,046,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2012	$18,000
2013	$36,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2012	$2,000
2013	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,633,000 for fiscal year 2012 and $1,471,000 for fiscal year 2013. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2013